Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Taxation
Schedule of income tax expense

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Current taxes	38,006	27,609	42,636	62,917
Deferred income taxes	(1,670)	29,632	(8,364)	9,542
Total taxes	36,336	57,241	34,272	72,459